Consolidated Balance Sheets (Parentheticals) (Diversey Holdings Inc, USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Allowance for Doubtful Accounts	$ 19,045	$ 19,888	$ 20,645
Common Class A [Member]
Stockholders' equity:
Common stock, par value	0.01	0.01	0.01
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	99,764,706	99,764,706	99,764,706
Common stock, shares outstanding	99,764,706	99,764,706	99,764,706
Common Class B [Member]
Stockholders' equity:
Common stock, par value	0.01	0.01	0.01
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares issued	2,563,948	1,490,971	0
Common stock, shares outstanding	2,563,948	1,490,971	0